Pensions and Other Post Employment Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of information about defined benefit plans [abstract]
Summary of Components of Net Benefit Expense

The following tables summarize the components of net benefit expense recognized in the consolidated statements of loss, amounts recognized in the balance sheet and gains/(losses) recognized in other comprehensive loss.

	For the years ended December 31,
Actuarial gains / (losses) recognized in other comprehensive loss:	2025	2024
On plan assets	(1)	(71)
On obligation	600	(1,090)
Total	599	(1,161)

	For the years ended December 31,
Net benefit expense:	2025	2024
Service cost	(975)	(663)
Interest cost on benefit obligation	(134)	(143)
Interest income	119	133
Administration cost	(18)	(15)
Net benefit expense	(1,008)	(688)

	For the years ended December 31,
Benefit liability	2025	2024
Defined benefit obligation	(15,998)	(13,715)
Fair value of plan assets	14,663	11,845
Net benefit liability	(1,335)	(1,870)

Changes in Present Value of Defined Benefit Obligation

Changes in the present value of the defined benefit obligation are as follows:

	For the years ended December 31,
	2025	2024
Defined benefit obligation at January 1,	(13,715)	(9,930)
Interest cost	(134)	(143)
Service cost	(975)	(663)
Administrative expenses	(18)	(15)
Contributions paid by participants	(2,711)	(3,179)
Employees’ contributions	(408)	(312)
Benefits paid from plan assets	1,363	1,617
Actuarial gains / (losses)	600	(1,090)
Defined benefit obligation at December 31,	(15,998)	(13,715)

Changes in the Fair Value of Plan Assets

Changes in the fair value of plan assets are as follows:

	For the years ended December 31,
	2025	2024
Fair value of plan assets at January 1,	11,845	9,202
Expected return	119	133
Contributions by employer	944	707
Employees’ contributions	408	312
Benefits paid from plan assets	(1,363)	(1,617)
Contributions paid by participants	2,711	3,179
Actuarial losses	(1)	(71)
Fair value of plan assets at December 31,	14,663	11,845

Summary of Principal Assumptions used in Determining Pension Benefit Obligations for Group's Plan

The principal assumptions used in determining pension benefit obligations for the Group’s plan are shown below:

	For the years ended December 31,
	2025	2024
Discount rate	1.30%	1.00%
Future salary increases	0.75%	1.00%
Future pensions increases	0.00%	0.00%
Retirement age	65	65
Demographic assumptions	BVG 2020	BVG 2020

Schedule of Quantitative Sensitivity Analysis for Significant Assumptions

A quantitative sensitivity analysis for significant assumptions as of December 31, 2025 and 2024 is shown below:

	Discount rate		Future salary increase		Mortality assumptions
Assumptions as of December 31, 2025	+0.25%	-0.25%	+0.50%	-0.50%	+1 year	-1 year
Potential defined benefit obligation	(15,466)	(16,597)	(16,129)	(15,872)	(16,153)	(15,844)
Decrease/(increase) from actual defined benefit obligation	532	(599)	(131)	126	(155)	154

Assumptions as of December 31, 2024	+0.25%	-0.25%	+0.50%	-0.50%	+1 year	-1 year
Potential defined benefit obligation	(13,226)	(14,236)	(13,828)	(13,607)	(13,844)	(13,589)
Decrease/(increase) from actual defined benefit obligation	490	(521)	(112)	108	(129)	126